UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30 2004
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        July 15, 2004
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      93
Form 13F Information Table Value Total:      $112,110

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1319    14658 SH       SOLE                                      14658
Abbott Laboratories            COM              002824100     2020    49548 SH       SOLE                                      49548
Adobe Systems Inc              COM              00724F101     1710    36773 SH       SOLE                                      36773
Affiliated Computer            COM              008190100     1194    22559 SH       SOLE                                      22559
Aflac                          COM              001055102     1048    25690 SH       SOLE                                      25690
Alberto-Culver                 COM              013068101      227     4526 SH       SOLE                                       4526
Amer Intl Group                COM              026874107     2069    29024 SH       SOLE                                      29024
American Pwr Convsn            COM              029066107     1308    66575 SH       SOLE                                      66575
Amgen Inc.                     COM              031162100      920    16859 SH       SOLE                                      16859
Apollo Group A                 COM              037604105      969    10974 SH       SOLE                                      10974
Automatic Data Proc            COM              053015103     1415    33792 SH       SOLE                                      33792
Autozone Inc                   COM              053332102     1742    21752 SH       SOLE                                      21752
Avery Dennison Corp            COM              053611109      247     3865 SH       SOLE                                       3865
BP PLC Spons Adr               COM              055622104     1830    34152 SH       SOLE                                      34152
BankAmerica Corp               COM              060505104      238     2817 SH       SOLE                                       2817
Bed Bath & Beyond              COM              075896100     1957    50903 SH       SOLE                                      50903
Bemis Co                       COM              081437105     1290    45655 SH       SOLE                                      45655
Biomet Inc                     COM              090613100      809    18210 SH       SOLE                                      18210
Cardinal Health Inc            COM              14149Y108     2606    37197 SH       SOLE                                      37197
Cheesecake Factory             COM              163072101      222     5581 SH       SOLE                                       5581
Cintas Corp                    COM              172908105     2430    50976 SH       SOLE                                      50976
Clarcor Inc                    COM              179895107      307     6708 SH       SOLE                                       6708
Colgate Palmolive              COM              194162103      294     5025 SH       SOLE                                       5025
Columbia Bancorp               COM              197227101      287     9829 SH       SOLE                                       9829
Cousins Properties             COM              222795106      675    20489 SH       SOLE                                      20489
Cuno Inc.                      COM              126583103      276     5174 SH       SOLE                                       5174
Dover Corp                     COM              260003108     1880    44654 SH       SOLE                                      44654
EMC Corporation                COM              268648102      114    10011 SH       SOLE                                      10011
Ecolab                         COM              278865100     1483    46784 SH       SOLE                                      46784
Emerson Electric Co            COM              291011104     2056    32350 SH       SOLE                                      32350
Equity Office                  COM              294741103      220     8089 SH       SOLE                                       8089
Expeditors Int'l Wash          COM              302130109     3000    60710 SH       SOLE                                      60710
Exxon Mobil Corp               COM              30231G102     2068    46577 SH       SOLE                                      46577
Fair Isaac & Co.               COM              303250104     1207    36162 SH       SOLE                                      36162
Fastenal Co                    COM              311900104     1840    32369 SH       SOLE                                      32369
Fifth Third BankCorp           COM              316773100     1403    26080 SH       SOLE                                      26080
Fiserv Inc.                    COM              337738108     1925    49507 SH       SOLE                                      49507
Gannett Co                     COM              364730101     1720    20275 SH       SOLE                                      20275
General Electric Co            COM              369604103      852    26308 SH       SOLE                                      26308
Golden West Fin'l              COM              381317106      425     3997 SH       SOLE                                       3997
Graco Inc                      COM              384109104      774    24928 SH       SOLE                                      24928
Grainger (WW) Inc              COM              384802104      597    10375 SH       SOLE                                      10375
Health Mgmt Assoc              COM              421933102     1555    69342 SH       SOLE                                      69342
Home Depot                     COM              437076102     1455    41342 SH       SOLE                                      41342
Idexx Labs                     COM              45168D104     1075    17072 SH       SOLE                                      17072
Illinois Tool Works            COM              452308109     3307    34485 SH       SOLE                                      34485
Jefferson-Pilot Corp           COM              475070108      859    16905 SH       SOLE                                      16905
Johnson & Johnson              COM              478160104     2443    43859 SH       SOLE                                      43859
Kimberly Clark                 COM              494368103      431     6546 SH       SOLE                                       6546
Kimco Realty Corp              COM              49446R109     1257    27634 SH       SOLE                                      27634
Kinder Morgan Energy Ptnrs LP  COM              494550106      774    19030 SH       SOLE                                      19030
Linear Technology Corp         COM              535678106     1057    26787 SH       SOLE                                      26787
Lowes Cos Inc                  COM              548661107      599    11394 SH       SOLE                                      11394
MBNA Corp                      COM              55262l100     1232    47782 SH       SOLE                                      47782
Maxim Integrated Prod          COM              57772K101     1122    21407 SH       SOLE                                      21407
McCormick & Co                 COM              579780206     2611    76783 SH       SOLE                                      76783
McGraw-Hill Inc                COM              580645109      266     3473 SH       SOLE                                       3473
Medtronic Inc                  COM              585055106     1385    28423 SH       SOLE                                      28423
Microchip Technology           COM              595017104      578    18333 SH       SOLE                                      18333
Microsoft Corp                 COM              594918104     1734    60723 SH       SOLE                                      60723
Minerals Techn                 COM              603158106     1064    18340 SH       SOLE                                      18340
Molex Inc                      COM              608554101      222     6927 SH       SOLE                                       6927
Molex Inc Cl A                 COM              608554200      262     9619 SH       SOLE                                       9619
Omnicom Group                  COM              681919106     1601    21095 SH       SOLE                                      21095
Patterson Dental               COM              703412106     1875    24512 SH       SOLE                                      24512
Paychex Inc                    COM              704326107     1644    48522 SH       SOLE                                      48522
Pfizer Inc                     COM              717081103      211     6160 SH       SOLE                                       6160
Procter & Gamble Co            COM              742718109     2192    40262 SH       SOLE                                      40262
Prologis Tr                    COM              743410102      442    13431 SH       SOLE                                      13431
Qualcomm Inc                   COM              747525103     1250    17134 SH       SOLE                                      17134
RPM Inc                        COM              749685103      741    48758 SH       SOLE                                      48758
Sigma-Aldrich Corp             COM              826552101     2582    43309 SH       SOLE                                      43309
Staples Inc                    COM              855030102     1616    54956 SH       SOLE                                      54956
Starbucks Corp                 COM              855244109     1615    37131 SH       SOLE                                      37131
Stericycle Inc                 COM              858912108      641    12397 SH       SOLE                                      12397
Stryker Corp                   COM              863667101     2776    50474 SH       SOLE                                      50474
SunTrust Banks Inc             COM              867914103     1211    18639 SH       SOLE                                      18639
Sysco Corp                     COM              871829107     2044    56997 SH       SOLE                                      56997
Teleflex Inc                   COM              879369106      992    19771 SH       SOLE                                      19771
Valspar Corp                   COM              920355104     2497    49554 SH       SOLE                                      49554
Varian Med Systems             COM              92220P105      597     7529 SH       SOLE                                       7529
Vornado Realty Trust           COM              929042109      256     4485 SH       SOLE                                       4485
WGL Holdings Inc.              COM              92924f106      302    10518 SH       SOLE                                      10518
Wal-Mart Stores                COM              931142103     1259    23870 SH       SOLE                                      23870
Walgreen Co                    COM              931422109     2281    63000 SH       SOLE                                      63000
Washington REIT                COM              939653101      362    12313 SH       SOLE                                      12313
Weingarten Rlty Inv            COM              948741103      600    19168 SH       SOLE                                      19168
Whole Foods Market             COM              966837106     1749    18326 SH       SOLE                                      18326
Wrigley (Wm) Jr.               COM              982526105     1219    19328 SH       SOLE                                      19328
Zimmer Holdings Inc            COM              98956P102      353     4001 SH       SOLE                                       4001
Dodge & Cox Stock                               256219106      312 2610.527 SH       SOLE                                   2610.527
S&P Deposit Recpts Stk Un                       78462F103      206 1800.000 SH       SOLE                                   1800.000
Vngrd Windsor II                                922018205      419 14931.158SH       SOLE                                  14931.158